Preferred and Common Shares and Additional Paid-in Capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Equity, Class of Treasury Stock [Line Items]
Proceeds from issuance of common stock	$ 19,792	$ 0
Treasury Stock, Retired, Cost Method, Amount	20,068
Payments of Dividends	$ 375,251
Fourth quarter of 2021 [Member]
Equity, Class of Treasury Stock [Line Items]
Common Stock, Dividends, Per Share, Cash Paid	$ 2.00
First quarter of 2022 [Member]
Equity, Class of Treasury Stock [Line Items]
Common Stock, Dividends, Per Share, Cash Paid	$ 1.65
Share Repurchase Program [Member] | Open Market Transactions [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Shares, Acquired	790,011
Treasury Stock Acquired, Average Cost Per Share	$ 25.37
Treasury Stock, Retired, Cost Method, Amount	$ 20,044
Commissions and share cancellation fees	$ 24
At-the-market equity offering programs [Member]
Equity, Class of Treasury Stock [Line Items]
Common Stock, Shares, Issued	654,690
Number of shares sold	654,690
Proceeds from issuance of common stock	$ 19,792
Equity Incentive Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Common Stock, Shares, Issued	528,941